EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2013 Estimated contributions	Sep. 30, 2012 U.S. equities	Sep. 30, 2011 U.S. equities	Sep. 30, 2012 International equities	Sep. 30, 2011 International equities	Sep. 30, 2012 Fixed income	Sep. 30, 2011 Fixed income	Sep. 30, 2012 Real estate and other	Sep. 30, 2011 Real estate and other
EMPLOYEE BENEFIT PLANS
Accumulated Benefit Obligation	$ 112,062,000	$ 104,911,000
Changes in projected benefit obligations
Projected benefit obligation at beginning of year	104,911,000	102,097,000
Interest cost	4,498,000	4,519,000	4,825,000
Actuarial gain	5,990,000	2,411,000
Benefits paid	(3,337,000)	(4,116,000)
Projected benefit obligation at end of year	112,062,000	104,911,000	102,097,000
Change in plan assets
Fair value of plan assets at beginning of year	67,284,000	61,388,000
Actual return on plan assets	14,495,000	(1,323,000)
Employer contribution	8,276,000	11,335,000
Benefits paid	(3,337,000)	(4,116,000)
Fair value of plan assets at end of year	86,718,000	67,284,000	61,388,000
Funded status of the plan at end of year	(25,344,000)	(37,627,000)
Amounts Recognized in the Consolidated Balance Sheets
Accrued liabilities	(95,000)	(68,000)
Noncurrent liabilities-other	(25,249,000)	(37,559,000)
Net amount recognized	(25,344,000)	(37,627,000)
Amounts recognized in accumulated other comprehensive income and not yet reflected in net periodic benefit cost
Net actuarial loss	(37,172,000)	(43,781,000)
Prior service cost	(1,000)	(2,000)
Total	(37,173,000)	(43,783,000)
Net actuarial loss, which is expected to be amortized in next year's periodic benefit cost	2,700,000
Weighted average assumptions used for the pension calculations
Discount rate for net periodic benefit costs (as a percent)	4.33%	4.48%	5.42%
Discount rate for year-end obligations (as a percent)	4.06%	4.33%	4.48%
Expected return on plan assets (as a percent)	7.16%	8.00%	8.00%
Components of Net Periodic Benefit Cost
Interest cost	4,498,000	4,519,000	4,825,000
Expected return on plan assets	(5,463,000)	(5,050,000)	(4,552,000)
Amortization of prior service cost	2,000
Recognized net actuarial loss	3,567,000	2,976,000	2,295,000
Settlement/curtailment		28,000
Net pension expense (benefit)	2,604,000	2,473,000	2,568,000
Expected benefits to be paid from the Pension Plan
2013	6,477,000
2014	5,555,000
2015	5,997,000
2016	6,593,000
2017	6,350,000
2018-2022	36,900,000
Total	67,872,000
PLAN ASSETS
Target Allocation (as a percent)	100.00%				56.00%		14.00%		25.00%		5.00%
Percentage of Plan Assets	100.00%	100.00%			55.00%	56.00%	12.00%	13.00%	25.00%	30.00%	8.00%	1.00%
Estimated contribution by the employer in next fiscal year to Pension Plan				$ 100,000